Stockholders' Equity and Noncontrolling Interests - Summary of Changes In Common Shares Issued (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Statement Of Stockholders Equity [Abstract]
Payments remitted for employees tax obligations	$ 1.2